Intramerica Life Insurance Company
9 Ramland Road
Orangeburg, New York 10962

May 7, 1998

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re: Intramerica Variable Annuity Account
    File No. 33-54116

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 1998 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (314)854-4529.


Sincerely,


_______________________________
/s/Kathleen A. Urbanowicz
Assistant Vice President